Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 1,297,245	$ 1,088,066	$ 141,317
Trade receivables	246,762	344,955	142,206
Inventories	1,526,026	780,037	683,824
Prepaid expenses and current assets	352,322	187,714	163,506
Total current assets	3,422,355	2,400,772	1,130,853
Property and equipment, net	250,251	99,216	112,005
Intangible assets, net	385,950
Goodwill	221,556
Other assets	229,400	48,000
Deposits		48,000	49,000
Total Assets	4,509,512	2,547,988	1,291,858
Current liabilities:
Accounts payable	387,977	457,034	1,300,532
Accrued liabilities	136,448	523,702	563,814
Deferred revenue	1,132	2,126	727
Current portion of notes payable	40,337	4,537	4,098
Related party note payable			12,500
Convertible notes payable - net of debt discount			455,958
Total current liabilities	565,894	987,399	2,337,629
Notes payable - less current portion and debt discount	1,886,608	427,756	17,842
Total liabilities	2,452,502	1,415,155	2,355,471
Commitments and contingencies
Stockholders' equity:
Series A convertible preferred stock, $0.0001 par value; 3,000 shares authorized; 0, 300 and 0 shares issued and outstanding at June 30, 2017, December 31, 2016 and December 31, 2015 respectively (liquidation values of $0 and $750,000, respectively)		245,838
Common stock, $0.0001 par value; 15,000,000 shares authorized; 3,341,687, 2,542,505 and 769,917 shares issued and outstanding at June 30, 2017, December 31, 2016 and December 31, 2015, respectively	334	254	77
Additional paid-in capital	17,050,717	13,699,785	6,498,061
Accumulated deficit	(15,007,550)	(12,813,044)	(7,561,751)
Total Eastside Distilling, Inc. Stockholders' Equity	2,043,501	1,132,833	(1,063,613)
Noncontrolling interests	13,509
Total Stockholders' Equity	2,057,010	1,132,833	(1,063,613)
Total Liabilities and Stockholders' Equity	$ 4,509,512	$ 2,547,988	$ 1,291,858